Line of Credit	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Line Of Credit Facility [Abstract]
LINE OF CREDIT
NOTE 7 – LINES OF CREDIT

SVB Line of Credit - The Company has a $10.0 million revolving line of credit with Silicon Valley Bank (“SVB”) which provides for borrowings based upon eligible accounts receivable, as defined in the Loan Agreement (“SVB Loan Agreement”). Under the SVB Loan Agreement as amended, SVB has also provided the Company with term loans as discussed at Note 8. The SVB Loan Agreement is secured by substantially all the assets of the Company and matures in February 2015. As of March 31, 2014 and December 31, 2013, the outstanding balance on the line of credit wass approximately $3.7 and $3.9 million, respectively, and the interest rate was 7.0%. The line of credit is due February 2015. The line of credit has a certain financial covenant and other non-financial covenants. The minimum Tangible Net Worth requirement of a $8.7 million deficit is to be further reduced by one half of any funds raised through sales of common stock (as only 50% of additional capital raises are given credit in the Tangible Net Worth calculation). As of March 31, 2014 and December 31, 2013, the Company was in compliance with the tangible Net Worth financial covenant and had available a $0.5 million and $0.8 million cushion over the requirement, respectively. The Company believes that at the time of this filing it is compliant with the terms and provisions of its SVB lending agreement. Should the Company continue to incur losses in a manner consistent with its recent historical financial performance, the Company will violate this covenant without additional net capital raises in amounts that are approximately twice the amount of the losses incurred.

Availability under the line of credit was approximately $2.8 million as of March 31, 2014. The line of credit allows the Company to cause the issuance of letters of credit on account of the Company to a maximum of the borrowing base as defined in the Loan Agreement. No letters of credit were outstanding as of March 31, 2014 or December 31, 2013.

RBC Line of Credit - The Company is party to a credit agreement, dated June 4, 2012 (the “RBC Credit Agreement”) with Royal Bank of Canada (“RBC”). Under the RBC Credit Agreement, the revolving demand facility allows for borrowings up to CDN$200,000 based upon eligible accounts receivable. Interest is based on the Royal Bank Prime (“RBP”) plus 1.5% and is payable on demand. As of March 31, 2014 and December 31, 2013, the outstanding balance on the line of credit was $0 and the interest rate is 4.5%. The RBC Credit Agreement is secured by the assets of Apex. The revolving demand facility has certain financial covenants and other non-financial covenants. The covenants were reset by RBC on August 16, 2013. The Company was not in compliance with the reset covenants at March 31, 2014 and December 31, 2013. See further discussion regarding this condition at Note 8.

For the three months ended March 31, 2014 and 2013, the Company’s interest expense for the lines of credit, including amortization of deferred financing costs, was approximately $97,000 and $73,000, respectively.

RBC and SVB are party to a subordination agreement, pursuant to which RBC agreed to subordinate any security interest in assets of the Company granted in connection with the RBC Credit Agreement to SVB’s security interest in assets of the Company.

Under the RBC Credit Agreement, the lender provided Apex with a term loan as discussed at Note 8.

NOTE 9 – LINE OF CREDIT

SVB Line of Credit -- The Company has a $10.0 million revolving line of credit with Silicon Valley Bank (“SVB”) which provides for borrowings based upon eligible accounts receivable, as defined in the Loan Agreement (“SVB Loan Agreement”). Under the SVB Loan Agreement as amended, SVB has also provided the Company with a term loan as discussed at Note 10.  The SVB Loan Agreement is secured by substantially all the assets of the Company and was scheduled to mature in February 2015.  As of December 31, 2013 and 2012, the outstanding balance on the line of credit is approximately $3.9 million and $3.3 million and the interest rate is 7.0%.  The line of credit has a certain financial covenant and other non-financial covenants.  As of December 31, 2012, the Company was in compliance with all of its financial covenants with SVB.  As of May 31, 2013 and June 30, 2013, the Company was not incompliance with the Tangible Net Worth covenant as defined in the amended SVB Loan Agreement.  On August 16, 2013, the Company and SVB signed an agreement (“Forbearance Agreement”) where SVB agreed to temporarily forbear from exercising their rights and remedies under the facility until August 28, 2013 and agreed to waive the existing covenant violations, subject to the Company’s completion of a capital raise.  The Company completed the capital raise and was able to achieve compliance with the forbearance agreement prior to August 28, 2013.  Except for any capital raises through August 28, 2013, the minimum Tangible Net Worth requirement of a $(9.7) million deficit will be further reduced by one half of any funds raised through sales of common stock (as only 50% of additional capital raises are given credit in the Tangible Net Worth calculation).  In November 2013, the Company entered into a definitive subscription agreement with accredited investors for the sale of Series E Preferred Stock, raising $4.1 million in gross proceeds (exclusive of $875,000 in costs) (See Note 12).  In November 2013, the SVB Loan Agreement was amended whereby the minimum Tangible Net Worth requirement of a $(9.7) million deficit was reduced by 25% of funds raised in the sale of Series E Preferred stock to a $(8.7) million deficit.  As of December 31, 2013, the Company was in compliance with the tangible Net Worth financial covenant and had available a $0.8 million cushion over the requirement.  The Company believes that at the time of this filing it is compliant with the terms and provisions of its SVB lending agreement. Should the Company continue to incur losses in a manner consistent with its recent historical financial performance, the Company will violate this covenant without additional net capital raises in amounts that are approximately twice the amount of the losses incurred.

Availability under the line of credit was approximately $3.3 million as of December 31, 2013.  The line of credit allows the Company to cause the issuance of letters of credit on account of the Company to a maximum of the borrowing base as defined in the Loan Agreement. No letters of credit were outstanding as of December 31, 2013 or December 31, 2012.

On February 27, 2013, the SVB Loan Agreement was amended to provide for 1) an extension of the termination date of the line of credit to February 28, 2015, 2) the modification of the line of credit borrowing base, advance rate and financial covenants, 3) the inclusion of an additional $1.0 million term loan (See further discussion at Note 10), 4) a modification of the rate of interest of the line of credit to 3.75% above the bank’s prime rate and 5) other various terms and provisions.

RBC Line of Credit -- The Company is party to a credit agreement, dated June 4, 2012 (the “RBC Credit Agreement”) with Royal Bank of Canada (“RBC”).  Under the RBC Credit Agreement, the revolving demand facility allows for borrowings up to CDN$200,000 based upon eligible accounts receivable.  Interest is based on the Royal Bank Prime (“RBP”) plus 1.5% and is payable on demand.  As of December 31, 2013, the outstanding balance on the line of credit was $0 and the interest rate is 4.5%.  The RBC Credit Agreement is secured by the assets of Apex.  The revolving demand facility has certain financial covenants and other non-financial covenants.  As of June 30, 2013 and December 31, 2012, Apex was not in compliance with the Fixed Charge Coverage ratio covenant as defined in the RBC Credit Agreement.  At June 30, 2013, Apex was not in compliance with the Maximum Funded Debt to EBITDA ratio covenant as defined in the RBC Credit Agreement.  In March 2013 and May 2013, the Company received waivers for non-compliance of these covenants at December 31, 2012, March 31, 2013 and June 30, 2013.  The covenants were reset by RBC on August 16, 2013.  The Company was not in compliance with the reset covenants at December 31, 2013.  See further discussion regarding this condition at Note 10.

For the years ended December 31, 2013 and 2012, the Company’s interest expense, including fees paid to secure lines of credit, totaled approximately $362,000 and $375,000, respectively.

RBC and SVB entered into a subordination agreement, pursuant to which RBC agreed to subordinate any security interest in assets of the Company granted in connection with the RBC Credit Agreement to SVB’s security interest in assets of the Company.

Under the RBC Credit Agreement, the lender provided Apex with a term loan as discussed at Note 10.